State Street Corp.

Legal Services Department

P.O. Box 5049

Boston, MA 02206-5049

December 17, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

RE:	Wasatch Funds, Inc. (the “Company”)
File Nos. 33-10451, 811-04920
Post Effective Amendment No. 46

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Prospectus dated December 15, 2008 for the Wasatch-1st Source Income Fund and the Prospectus dated December 15, 2008 for the Wasatch-1st Source Income Equity Fund and Wasatch-1st Source Long/Short Fund do not differ from those contained in Post-Effective Amendment No. 46 to the Company’s Registration Statement on Form N-1A that was filed electronically via EDGAR on December 15, 2008 (Accession #0001193125-08-253652).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
Francine S. Hayes
Vice President and Senior Counsel

cc:	R. Biles